INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Schedule of intangible assets and related accumulated amortization

	2017	2018
	RMB	RMB
Computer software	31,958	29,156
Acquired technology	60,251	60,251
Trade names	95,783	95,783
Customer relationships	12,270	12,270
Acquired program transmission license	—	119,728
Acquired training and other licenses	4,151	4,151
Less: Accumulated amortization	(42,389)	(76,893)
Net book value	162,024	244,446